SUPPLEMENT DATED MARCH 1, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated May 1, 2012, as amended September 13, 2012

This Supplement updates certain information contained in the above-dated Statement of Additional Information (the “SAI”) for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors Africa Index ETF, Market Vectors Agribusiness ETF, Market Vectors Brazil Small-Cap ETF, Market Vectors Colombia ETF, Market Vectors Egypt Index ETF, Market Vectors Germany Small-Cap ETF, Market Vectors Global Alternative Energy ETF, Market Vectors Gold Miners ETF, Market Vectors Gulf States Index ETF, Market Vectors India Small-Cap Index ETF, Market Vectors Indonesia Index ETF, Market Vectors Junior Gold Miners ETF, Market Vectors Latin America Small-Cap Index ETF, Market Vectors Oil Services ETF, Market Vectors Poland ETF, Market Vectors Rare Earth/Strategic Metals ETF, Market Vectors Russia ETF, Market Vectors Russia Small-Cap ETF, Market Vectors RVE Hard Assets Producers ETF, Market Vectors Solar Energy ETF, Market Vectors Steel ETF, Market Vectors Uranium+Nuclear Energy ETF and Market Vectors Vietnam ETF (collectively, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus and SAI free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective March 1, 2013, Joseph J. McBrien replaced Thomas K. Lynch as Chief Compliance Officer of the Trust. Accordingly, all references to Thomas K. Lynch in the SAI are hereby deleted and the biography of Joseph J. McBrien is amended as follows:

Officer Information:

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
Joseph J. McBrien, 64	Senior Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer	Senior Vice President, Secretary and Chief Legal Officer (Since 2006); Chief Compliance Officer (Since 2013)

Senior Vice President, General Counsel and

Secretary of the Adviser, VESC and VEARA

(since December 2005); Director of VESC and

VEARA (since October 2010); Officer of other

investment companies advised by the Adviser.

1 The address for each Officer is 335 Madison Avenue, 19th Floor, New York, New York, 10017.

Please retain this supplement for future reference.